Product Sales year-on-year analysis - Q2 2020 (Table)	6 Months Ended
Jun. 30, 2020
Product Sales year-on-year analysis - Q2 2020
Product Sales year-on-year analysis - Q2 2020

	World			Emerging Markets			US		Europe			Established ROW
	Q2 2020	Actual	CER	Q2 2020	Actual	CER	Q2 2020	Actual	Q2 2020	Actual	CER	Q2 2020	Actual	CER
	$m	%	%	$m	%	%	$m	%	$m	%	%	$m	%	%
Oncology
Tagrisso	1,034	32	35	315	65	74	354	18	163	46	51	202	12	12
Imfinzi	492	46	48	30	n/m	n/m	287	19	93	n/m	n/m	82	55	56
Lynparza	419	48	52	64	95	n/m	209	47	96	45	50	50	20	21
Calquence	107	n/m	n/m	1	n/m	n/m	107	n/m	-	-	-	(1)	n/m	n/m
Koselugo	7	n/m	n/m	-	-	-	7	n/m	-	-	-	-	-	-
Zoladex*	217	10	17	139	15	24	3	55	33	8	14	42	(4)	(2)
Faslodex*	146	(45)	(43)	52	2	10	11	(91)	52	(7)	(3)	31	(13)	(13)
Iressa*	70	(41)	(38)	58	(26)	(23)	4	(5)	3	(85)	(85)	5	(65)	(62)
Arimidex*	58	(4)	-	48	35	41	-	-	1	(93)	(93)	9	(42)	(43)
Casodex*	47	(17)	(15)	37	8	11	-	-	-	n/m	n/m	10	(47)	(46)
Others	12	(59)	(55)	6	(35)	(18)	(1)	n/m	1	(32)	(35)	6	(67)	(74)
Total Oncology	2,609	20	24	750	34	43	981	15	442	32	37	436	3	4
BioPharmaceuticals: CVRM
Farxiga	443	17	23	165	49	62	124	(11)	107	20	25	47	24	26
Brilinta	437	12	16	156	30	39	187	11	80	(9)	(5)	14	6	10
Bydureon	116	(18)	(17)	1	(87)	(86)	101	(14)	12	(22)	(19)	2	(23)	(18)
Onglyza	115	(1)	3	52	19	27	38	(9)	14	(22)	(19)	11	(20)	(17)
Byetta	15	(42)	(41)	2	(37)	(30)	7	(53)	4	(16)	(13)	2	(26)	(26)
Other diabeties	10	(9)	(5)	1	n/m	n/m	6	(31)	3	37	44	-	n/m	n/m
Lokelma	17	n/m	n/m	1	n/m	n/m	12	n/m	1	n/m	n/m	3	n/m	n/m
Crestor*	281	(10)	(6)	177	(3)	2	17	(40)	30	(18)	(16)	57	(11)	(10)
Seloken/Toprol-XL*	218	29	38	210	35	45	2	(53)	4	(48)	(48)	2	2	9
Atacand*	59	6	14	45	21	33	2	(39)	6	(43)	(43)	6	43	52
Others	48	(23)	(20)	29	(31)	(28)	-	-	16	25	29	3	(65)	(69)
BioPharmaceuticals: total CVRM	1,759	6	10	839	20	28	496	(6)	277	(3)	1	147	(1)	1
BioPharmaceuticals: Respiratory & Immunology
Symbicort	653	12	15	135	3	12	248	20	161	(6)	(3)	109	42	47
Pulmicort	97	(71)	(69)	58	(78)	(76)	13	(60)	15	(21)	(18)	11	(43)	(42)
Fasenra	227	36	37	1	(30)	(5)	152	33	42	57	63	32	32	33
Daliresp/Daxas	53	(7)	(7)	1	(17)	(9)	45	(7)	6	(3)	1	1	(37)	(70)
Bevespi	10	(1)	(3)	-	-	-	9	(6)	1	n/m	n/m	-	-	-
Breztri	7	n/m	n/m	5	n/m	n/m	-	-	-	-	-	2	n/m	n/m
Others	70	(30)	(28)	21	(52)	(52)	5	n/m	42	(18)	(15)	2	(60)	(36)
BioPharmaceuticals: total Respiratory & Immunology	1,117	(11)	(8)	221	(50)	(46)	472	15	267	(3)	1	157	23	26
Other medicines
Nexium	377	(4)	(1)	184	3	9	40	(24)	15	(7)	(4)	138	(5)	(5)
Synagis	90	(5)	(5)	-	-	-	14	41	76	(11)	(11)	-	-	-
Losec/Prilosec	45	(34)	(31)	37	(16)	(12)	1	(90)	5	(60)	(60)	2	(75)	(74)
Seroquel XR / IR	27	(16)	(14)	15	49	57	1	n/m	7	(71)	(71)	4	(23)	(25)
Others	24	(53)	(52)	2	(88)	(93)	8	(74)	13	3	1	1	n/m	n/m
Total other medicines	563	(12)	(10)	238	(5)	-	64	(29)	116	(23)	(23)	145	(3)	(3)

Total Product Sales	6,048	6	9	2,048	5	12	2,013	7	1,102	5	9	885	4	5